Subsequent events, Shares Issued for Settlement of Payables and Shares Issued for Carbon Credit Purchases (FY) (Details)						9 Months Ended
	Dec. 27, 2024 shares	Nov. 06, 2024 shares	Oct. 28, 2024 USD ($) shares	Sep. 05, 2024 USD ($) shares	Sep. 05, 2024 CAD ($) shares	Apr. 30, 2025 USD ($) shares
Shares Issued for Settlement of Payables and Shares Issued for Carbon Credit Purchases [Abstract]
Shares issued to consideration for services | $						$ 585,155
Common Stock [Member]
Shares Issued for Settlement of Payables and Shares Issued for Carbon Credit Purchases [Abstract]
Shares issued (in shares)						557,289
DevvStream Holdings, Inc. [Member]
Shares Issued for Settlement of Payables and Shares Issued for Carbon Credit Purchases [Abstract]
Shares issued (in shares)		11,768,884		104,379	104,379
Shares issued to consideration for services				$ 39,527	$ 55,050
Agreements to vendors settlement amount | $			$ 5,900,000
Number of shares owed in return (in shares)			1,187,538
DevvStream Holdings, Inc. [Member] | Common Stock [Member]
Shares Issued for Settlement of Payables and Shares Issued for Carbon Credit Purchases [Abstract]
Shares issued (in shares)	412,478	3,249,876
DevvStream Holdings, Inc. [Member] | Common Stock [Member] | Minimum [Member]
Shares Issued for Settlement of Payables and Shares Issued for Carbon Credit Purchases [Abstract]
Percentage of share price drop		80.00%
Price drop period		12 months
DevvStream Holdings, Inc. [Member] | Common Stock [Member] | Maximum [Member]
Shares Issued for Settlement of Payables and Shares Issued for Carbon Credit Purchases [Abstract]
Percentage of share price drop		90.00%
Price drop period		18 months